Reinsurance - Components of Reinsurance Recoverable (Details) - USD ($) $ in Millions	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021
Reserves:
Claims liability and other product lines		$ 795		$ 844
Total	$ 29,076	29,076	$ 32,877	32,877	$ 35,156
Other annuity benefits
Reserves:
Reserves		22,478		25,580
Life
Reserves:
Reserves		5,321		5,741
Accident and health
Reserves:
Reserves		$ 482		$ 712